Property, plant and equipment, Consolidated (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023
Non-current assets [Abstract]
Property, plant and equipment	$ 264,182	$ 241,102
Land [Member]
Non-current assets [Abstract]
Property, plant and equipment	1,808	1,803
Land [Member] | At Cost [Member]
Non-current assets [Abstract]
Property, plant and equipment	1,808	1,803
Buildings [Member]
Non-current assets [Abstract]
Property, plant and equipment	146,453	148,058
Buildings [Member] | At Cost [Member]
Non-current assets [Abstract]
Property, plant and equipment	155,424	153,100
Buildings [Member] | Accumulated Depreciation [Member]
Non-current assets [Abstract]
Property, plant and equipment	(8,971)	(5,042)
Plant and equipment [Member]
Non-current assets [Abstract]
Property, plant and equipment	5,022	3,433
Plant and equipment [Member] | At Cost [Member]
Non-current assets [Abstract]
Property, plant and equipment	6,025	4,145
Plant and equipment [Member] | Accumulated Depreciation [Member]
Non-current assets [Abstract]
Property, plant and equipment	(1,003)	(712)
HPC hardware [Member]
Non-current assets [Abstract]
Property, plant and equipment	1,389	0
HPC hardware [Member] | At Cost [Member]
Non-current assets [Abstract]
Property, plant and equipment	1,389	0
Mining hardware [Member]
Non-current assets [Abstract]
Property, plant and equipment	62,323	73,381
Mining hardware [Member] | At Cost [Member]
Non-current assets [Abstract]
Property, plant and equipment	115,111	115,024
Mining hardware [Member] | Accumulated Depreciation [Member]
Non-current assets [Abstract]
Property, plant and equipment	(26,853)	(15,709)
Mining hardware [Member] | Accumulated impairment [Member]
Non-current assets [Abstract]
Property, plant and equipment	(25,935)	(25,934)
Development assets [Member]
Non-current assets [Abstract]
Property, plant and equipment	47,187	14,427
Development assets [Member] | At Cost [Member]
Non-current assets [Abstract]
Property, plant and equipment	$ 47,187	$ 14,427